Expense Example - LVIP BlackRock Global Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	90	298	523	1,171	125	407	711	1,572